Financial performance, Impairment Write-off (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial performance [Abstract]
Exploration expenditure written off	$ 0	$ (37)	$ (31)	$ (45)
Total impairment	$ 0	$ (37)	$ (31)	$ (45)